UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

     /s/ Maarten R. van Hengel          New York NY                8/11/2010
     -------------------------          -------------             ----------
            [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
028-05670                HMC Matterhorn Fund  - Wedge Microcap
028-11173                Highmount Matterhorn - QMA
028-01488                Highmount Matterhorn - Delphi
025-05358                Highmount Matterhorn - Lateef
028-11482                Highmount Matterhorn - Knightsbridge
028-11741                Highmount Matterhorn - Westend
025-04207                Highmount Matterhorn - Driehaus
028-02028                Highmount Matterhorn - Cramer Rosenthal
028-04874                Gardner Lewis
028-01203                CS Mckee

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           91

Form 13F Information Table Value Total:  $   184,451
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------  --------------  --------  --------  -------------------  --------  --------  ------------------------
                                                          VALUE     SHARES/  SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL   DSCRETN   MANAGERS    SOLE    SHARED   NONE
-----------------------------  --------------  --------  --------  --------  --- ----   --------  --------  -------- -------- ------
3M COMPANY                     COM             88579Y101   407       5151    SH         Sole                           5151
AMGEN                          COM             031162100  1350      25660    SH         Sole                          25660
ANADARKO PETE CORP             COM             032511107   731      20255    SH         Sole                          20255
APACHE CORPORATION             COM             037411105   658       7819    SH         Sole                           7819
APPLE COMPUTER INC             COM             037833100  1840       7314    SH         Sole                           7314
AT&T INC                       COM             00206R102   714      29527    SH         Sole                          29527
AUTOMATIC DATA PROCESSING      COM             053015103   342       8492    SH         Sole                           8492
BANK OF AMERICA CORP           COM             060505104   145      10069    SH         Sole                          10069
BANK OF NEW YORK MELLON CORP   COM             064058100  2759     111728    SH         Sole                         111728
BENIHANA INC                   COM             082047101   107      16737    SH         Sole                          16737
BRISTOL-MYERS SQUIBB CORP      COM             110122108  2107      84500    SH         Sole                          84500
CAMDEN NATIONAL CORP           COM             133034108   538      19599    SH         Sole                          19599
CANTEL MEDICAL CORP            COM             138098108   460      27574    SH         Sole                          27574
CAPITAL SOUTHWEST CORP         COM             140501107   322       3662    SH         Sole                           3662
CISCO SYSTEMS                  COM             17275R102  2394     112342    SH         Sole                         112342
COCA-COLA                      COM             191216100   624      12444    SH         Sole                          12444
COLGATE PALMOLIVE CO           COM             194162103   723       9178    SH         Sole                           9178
COMMERCE BANCSHARES INC.       COM             200525103  1448      40232    SH         Sole                          40232
CORNING INC                    COM             219350105  1138      70455    SH         Sole                          70455
CVS CAREMARK CORP              COM             126650100  1341      45740    SH         Sole                          45740
DOMINION RESOURCES INC. NEW    COM             25746U109  1544      39850    SH         Sole                          39850
DU PONT ( E. I. ) DE NEMOURS & COM             263534109   551      15925    SH         Sole                          15925
E M C CORP                     COM             268648102  1682      91921    SH         Sole                          91921
EMERSON ELECTRIC CO            COM             291011104  2230      51032    SH         Sole                          51032
EXELON CORP                    COM             30161n101  1008      26547    SH         Sole                          26547
EXXON MOBIL CORP               COM             30231G102  3459      60612    SH         Sole                          60612
FEDERAL REALTY INV TR          COM             313747206   255       3635    SH         Sole                           3635
FLUOR                          COM             343412102  1002      23565    SH         Sole                          23565
GENERAL ELECTRIC CO            COM             369604103   371      25696    SH         Sole                          25696
GOLDMAN SACHS GROUP            COM             38141G104   538       4101    SH         Sole                           4101
GOOGLE INC CL A                COM             38259P508  1566       3519    SH         Sole                           3519
H J HEINZ CO                   COM             423074103   524      12120    SH         Sole                          12120
HOME DEPOT                     COM             437076102  1785      63597    SH         Sole                          63597
HUDSON CITY BANCORP INC        COM             443683107   384      31315    SH         Sole                          31315
ILLINOIS TOOL WORKS INC.       COM             452308109   641      15540    SH         Sole                          15540
INTERNATIONAL BUSINESS MACHINE COM             459200101  2538      20554    SH         Sole                          20554
ISHARES MSCI ALL COUNTRY ASIA  COM             464288182 12182     233910    SH         Sole                         233910
ISHARES MSCI AUSTRALIA INDEX   COM             464286103 10101     532170    SH         Sole                         532170
ISHARES MSCI CANADA INDEX      COM             464286509 10277     413244    SH         Sole                         413244
ISHARES MSCI EAFE INDEX        COM             464287465  1290      27740    SH         Sole                          27740
ISHARES MSCI EMERGING MKT      COM             464287234   193       5170    SH         Sole                           5170
ISHARES MSCI EMU               COM             464286608   292      10227    SH         Sole                          10227
ISHARES MSCI JAPAN INDEX       COM             464286848   159      17300    SH         Sole                          17300
ISHARES MSCI SWITZERLAND INDEX COM             464286749   459      22970    SH         Sole                          22970
ISHARES RUSSELL 3000 INDEX     COM             464287689 18762     307172    SH         Sole                         307172
ISHARES S&P 500 INDEX          COM             464287200   819       7915    SH         Sole                           7915
ISHARES S&P LATIN AMER 40 INDE COM             464287390  6493     156760    SH         Sole                         156760
ISHARES S&P MIDCAP             COM             464287507  1214      17065    SH         Sole                          17065
ISHARES S&P SMALLCAP 600 INDEX COM             464287804   796      14705    SH         Sole                          14705
ITT CORPORATION                COM             450911102  1303      29012    SH         Sole                          29012
JOHNSON & JOHNSON              COM             478160104  3178      53810    SH         Sole                          53810
JPMORGAN CHASE & CO            COM             46625H100  2032      55514    SH         Sole                          55514
KIMBERLY-CLARK                 COM             494368103   484       7985    SH         Sole                           7985
L-3 COMMUNICATIONS HOLDINGS, I COM             502424104  1149      16225    SH         Sole                          16225
MERCK & CO                     COM             58933Y105   597      17082    SH         Sole                          17082
METLIFE INC                    COM             59156R108  1023      27088    SH         Sole                          27088
MICROSOFT CORP                 COM             594918104   958      41620    SH         Sole                          41620
MONSANTO CO NEW                COM             61166W101   699      15130    SH         Sole                          15130
NEW AMERICA HIGH INCOME FUND   COM             641876800   140      15099    SH         Sole                          15099
NEWMONT MINING CORP            COM             651639106   340       5500    SH         Sole                           5500
NIKE INC                       COM             654106103  1165      17245    SH         Sole                          17245
OCCIDENTAL PETROLEUM CORP      COM             674599105  1992      25820    SH         Sole                          25820
ORACLE CORPORATION             COM             68389X105  1776      82775    SH         Sole                          82775
PARKER HANNIFIN CORP           COM             701094104  1779      32070    SH         Sole                          32070
PAYCHEX                        COM             704326107  1360      52375    SH         Sole                          52375
PEABODY ENERGY CORP            COM             704549104   942      24080    SH         Sole                          24080
PEPSICO INC                    COM             713448108  2303      37790    SH         Sole                          37790
PFIZER INC                     COM             717081103   624      43753    SH         Sole                          43753
POWERSHARES CLEANTECH PORTFOLI COM             73935X278   438      20850    SH         Sole                          20850
POWERSHARES GLOBAL CLEAN ENERG COM             73936T615   361      30300    SH         Sole                          30300
POWERSHARES QQQ                COM             73935a104   205       4800    SH         Sole                           4800
POWERSHARES WATER RESOURCES    COM             73935X575  7250     481378    SH         Sole                         481378
POWERSHARES WILDERHILL CLEAN E COM             73935x500   396      48000    SH         Sole                          48000
PROCTER & GAMBLE CO            COM             742718109  2703      45061    SH         Sole                          45061
SCHLUMBERGER                   COM             806857108  1878      33942    SH         Sole                          33942
SPDR MSCI ACWI EX US ETF       COM             78463x848  3303     122850    SH         Sole                         122850
SPDR S&P 500 ETF TRUST         COM             78462f103 20250     196187    SH         Sole                         196187
SPDR S&P MIDCAP 400 ETF TRUST  COM             78467Y107  5904      45712    SH         Sole                          45712
STATE STREET CORPORATION       COM             857477103   399      11784    SH         Sole                          11784
TARGET                         COM             87612E106   398       8100    SH         Sole                           8100
UNITED TECHNOLOGIES CORP       COM             913017109   753      11607    SH         Sole                          11607
US BANCORP                     COM             902973304   386      17250    SH         Sole                          17250
VANGUARD EMERGING MARKET ETF   COM             922042858  6798     178935    SH         Sole                         178935
VANGUARD EUROPEAN ETF          COM             922042874   281       7000    SH         Sole                           7000
VANGUARD TOTL SM ETF           COM             922908769   512       9750    SH         Sole                           9750
WAL MART STORES                COM             931142103  2148      44675    SH         Sole                          44675
WALGREEN                       COM             931422109   349      13080    SH         Sole                          13080
WINDSTREAM CORPORATION         COM             97381W104   425      40225    SH         Sole                          40225
XEROX CORP                     COM             984121103   278      34545    SH         Sole                          34545
ZIMMER HOLDINGS INC            COM             98956P102  1422      26310    SH         Sole                          26310
NESTLE S.A. ADR                ADR             641069406   507      10500    SH         Sole                          10500